Summary of Significant Accounting Policies (Details) - Schedule of gain or loss on deregistration - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Apr. 01, 2022
Schedule of gain or loss on deregistration [Abstract]
Net liability of ACIA as of April 1, 2022		$ (4)
Share of 49% by non-controlling interest as of April 1, 2022		$ (2)
Share of profit by non-controlling interest for the year ended March 31, 2023	$ 2
Gain or loss on deregistration	$ 0